Loans (Details) - Schedule of convertible loan agreement - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Convertible Loan Agreement Abstract
As of January 1		SFr 473,920
Gross proceeds at disbursement date	5,000,000
Embedded derivative, separated	(449,898)
Transaction costs allocated to host	(10,236)
Carrying amount at initial recognition	4,539,866
Converted principal amount		(644,813)
Accrued interest	447,945	8,348
Amortization	358,511	162,545
Total	5,346,322
Accrued interest balance of December 31	447,945
Convertible loan balance of December 31	SFr 4,898,377